Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

April 27, 2017

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:

Form N-1A Filing for Stock Portfolio (the “Portfolio”)

Amendment No. 8 (File No. 811-22336) (the “Amendment”)

Dear Sir or Madam:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective Registration Statement on Form N-1A under the 1940 Act.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Portfolio.

The Amendment has been marked to indicate changes from the Portfolio’s Amendment No. 7, which was filed with the Securities and Exchange Commission (the “SEC”) on April 28, 2016.  The Portfolio’s audited financial statements dated December 31, 2016 are incorporated into the Amendment by reference to a previous filing with the SEC (Accession Number 0001193125-17-059246).

Please contact me at (617) 672-8445 if you have any questions or comments concerning the Amendment.

Very truly yours,

/s/ Scott E. Habeeb

Scott E. Habeeb, Esq.

Vice President